Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	€ 19,335,909	€ 19,453,617	€ 19,398,017
Inter-segment eliminations
Revenue
Revenue	(1,495,745)	(1,469,768)	(1,548,091)
Care Delivery
Revenue
Revenue	15,275,120	15,577,957	15,592,972
Care Delivery | Segments
Revenue
Revenue	15,275,120	15,577,957	15,592,972
Care Delivery | United States
Revenue
Revenue	12,797,955	12,665,411	12,574,492
Care Delivery | International
Revenue
Revenue	2,477,165	2,912,546	3,018,480
Care Enablement
Revenue
Revenue	4,060,789	3,875,660	3,805,045
Care Enablement | Segments
Revenue
Revenue	5,556,534	5,345,428	5,353,136
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (1,495,745)	€ (1,469,768)	€ (1,548,091)